Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,756,864	$ 1,424,773
Less: allowance for credit loss	(16,594)	(13,457)
Accounts receivable, net	$ 1,740,270	$ 1,411,316